Merger Transaction	12 Months Ended
Dec. 31, 2022
Business combinations [Abstract]
MERGER TRANSACTION	MERGER TRANSACTION
On September 16, 2021, Poema Global Holdings Corp., an exempted company incorporated with limited liability under the laws of Cayman Islands (“Poema”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Gogoro, Starship Merger Sub I Limited, an exempted company incorporated with limited liability under the laws of Cayman Islands and a wholly-owned subsidiary of Gogoro (“Merger Sub”) and Starship Merger Sub II Limited, an exempted company incorporated with limited liability under the laws of Cayman Islands and a wholly-owned subsidiary of Gogoro (“Merger Sub II”), pursuant to which, among other transactions, on the terms and subject to the conditions set forth therein, (i) Merger Sub will merge with and into Poema (the “First Merger”), with Poema surviving the First Merger as a wholly owned subsidiary of Gogoro, and (ii) Poema will merge with and into Merger Sub II (the “Second Merger” and together with the First Merger, collectively, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly-owned subsidiary of Gogoro. The Mergers were completed on April 4, 2022 (the “Closing Date”).
Pursuant to the Merger Agreement, each outstanding ordinary share of Poema was converted into one ordinary share of Gogoro on the Closing Date. This resulted in the issuance of 13,618,735 ordinary shares of Gogoro, including 6,393,750 Sponsor Earn-in Shares as disclosed in Note 12, after redemption by shareholders of Poema. Gogoro has been identified as the accounting acquirer and Poema has been identified as the accounting acquiree. The issuance of ordinary shares of Gogoro was regarded as consideration to acquire the net assets of Poema. The rights to Sponsor Earn-in Shares were accounted for as a contingent consideration measured at fair value as of the Closing Date. The remaining ordinary shares of Gogoro were accounted for as a share-based payment transaction measured at the market price of publicly traded ordinary shares of Poema on the Closing Date. As part of the Mergers, the difference between the fair value of consideration and the value of net assets of Poema represented compensation for the stock exchange listing service and was accounted for as a listing expense in the consolidated statements of comprehensive income. A reconciliation of the listing expense is as follows:

Merger Transaction
Consideration
Fair value of ordinary shares of Gogoro, excluding Sponsor Earn-in Shares, as of the Closing Date	$92,047
Fair value of contingent consideration as of the Closing Date (Note 12)	74,508
166,555
Less: Net liabilities of Poema as of the Closing Date
Cash and cash equivalents	32,145
Other assets	270
Warrant liabilities	(44,242)
Other liabilities	(422)
(12,249)

Listing expense	$178,804